Trade, Other Receivables and Other current assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade, Other Receivables and Other current assets
(€‘000)	As of December 31,
	2017	2016
Trade receivable	64	54
Advance deposits	152	663
Other receivables	17	643

Total Trade and Other receivables	233	1,359

Prepaid expenses	744	615
VAT receivable	391	393
Other receivables	1,120	413

Total Other current assets	2,255	1,420